ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for business acquisitions		¥ 171,484	¥ 111,696
Business taxes, value-added tax and other surcharge payables		31,177	69,158
Accrual for customer loyalty program		121,066	113,749
Payable to noncontrolling interest holders		34,791	23,938
Payable to franchisees		212,242	34,474
Other payables		139,767	67,595
Accrued rental		66,804	48,623
Accrued utilities		46,379	43,690
Other accrued expenses		72,127	63,237
Total	$ 129,027	¥ 895,837	¥ 576,160
Additional disclosures
Payable to franchisees, term (in years)	1 year